Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of other borrowings
Federal Home Loan Bank and other borrowings of the Company consisted of the following:

			2021		2020
(in thousands)	Borrower	Maturity Date	Year End Balance	Year End Weighted Rate	Year End Balance	Year End Weighted Rate
FHLB advances	The Bank	2021	$—	—%	$29,242	2.54%
		2022	9,418	1.33%	9,418	1.33%
		2023	11,000	1.05%	11,000	1.05%
		2024	11,000	1.17%	11,000	1.17%
		2025	15,000	1.17%	15,000	1.17%
		2026	13,000	1.09%	13,000	1.09%
		Thereafter	18,000	1.79%	18,000	1.79%

Other borrowings		2023	—	—%	14	4.00%
Total Bank			$77,418		$106,674

Subordinated notes	The Company	2034	$25,774	2.92%	$25,774	2.93%
		2035	23,712	2.05%	23,712	2.06%
Total Company			$49,486		$49,486